UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund THOMSON HORSTMANN & BRYANT THB Asset Management Microcap Fund Semi-Annual Report April 30, 2020 Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-842-3863. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-842-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Thomson Horstmann & Bryant, Inc. Funds if you invest directly with the Funds. Investment Adviser: Thomson Horstmann & Bryant, Inc.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT
MICROCAP FUND
APRIL 30, 2020

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

  †         Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%**

	Shares	Value
COMMUNICATION SERVICES — 2.1%
Cardlytics *	19,621	$881,964

CONSUMER DISCRETIONARY — 18.2%
America’s Car-Mart *	6,240	411,528
BJ’s Restaurants	40,614	887,822
Boot Barn Holdings *	18,890	348,709
Century Communities *	26,860	575,341
Cheesecake Factory	30,560	681,182
Chuy’s Holdings *	14,844	248,786
Del Taco Restaurants *	74,476	437,919
Guess?	43,612	407,772
Jack in the Box	12,950	780,885
Johnson Outdoors, Cl A	13,516	923,954
M/I Homes *	19,475	495,834
Noodles, Cl A *	49,829	311,431
Sleep Number *	7,690	229,931
Sonos *	65,928	673,784
Universal Technical Institute *	53,270	342,526

		7,757,404

ENERGY — 2.6%
Frank’s International *	36,218	88,010
Natural Gas Services Group *	16,698	106,032
Renewable Energy Group *	27,719	687,709

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — (continued)
REX American Resources *	3,486	$207,347

		1,089,098

FINANCIALS — 6.5%
Baycom *	28,656	353,329
Citizens Community Bancorp	19,916	153,353
First Bancshares	7,947	158,304
First Busey	33,751	621,693
Heritage Financial	23,335	467,867
Old Second Bancorp	76,292	627,883
Randolph Bancorp *	35,873	359,448

		2,741,877

HEALTH CARE — 15.3%
Addus HomeCare *	5,701	461,895
ANI Pharmaceuticals *	5,073	202,971
Apollo Medical Holdings *	14,606	226,977
Atrion	644	406,898
BioLife Solutions *	18,148	198,357
Cardiovascular Systems *	11,375	477,750
CryoLife *	16,205	361,858
Fulgent Genetics *	16,100	273,217
HealthStream *	4,383	100,042
Joint *	18,787	227,323
Lantheus Holdings *	25,401	331,483
LeMaitre Vascular	24,226	690,199
Ligand Pharmaceuticals *	1,554	153,178
Luminex	16,898	609,173
Meridian Bioscience *	9,150	109,800
Mesa Laboratories	1,653	393,414
Orthofix Medical *	17,436	618,106
Pacira BioSciences *	5,420	223,792
Pro-Dex *	10,616	185,568
Providence Service *	4,722	273,923

		6,525,924

INDUSTRIALS — 25.1%
Allied Motion Technologies	15,068	434,260
Altra Industrial Motion	13,500	376,785
Ameresco, Cl A *	15,365	277,492
Forward Air	5,880	303,408
Graham	45,014	589,683
Harsco *	46,470	463,771
Heritage-Crystal Clean *	36,763	674,601
Hill International *	192,099	432,223
Hub Group, Cl A *	9,620	462,818

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (continued)
Hyster-Yale Materials Handling	21,330	$832,723
ICF International	2,600	191,204
IES Holdings *	10,300	203,425
Insteel Industries	15,575	273,653
Kadant	2,979	250,504
MYR Group *	8,321	249,630
Northwest Pipe *	17,920	435,815
Orion Group Holdings *	86,933	219,071
Preformed Line Products	7,970	395,950
SkyWest	14,030	434,229
TPI Composites *	43,965	770,706
Transcat *	27,071	760,424
Ultralife *	56,769	400,221
US Xpress Enterprises, Cl A *	105,100	458,236
Vicor *	9,600	510,432
Willdan Group *	10,060	255,121

		10,656,385

INFORMATION TECHNOLOGY — 26.1%
Advanced Energy Industries *	9,140	508,184
Ambarella *	12,040	633,063
Axcelis Technologies *	11,896	277,890
Digital Turbine *	43,000	251,980
Diodes *	12,800	651,392
ePlus *	11,946	845,179
I3 Verticals, Cl A *	7,480	173,835
Ichor Holdings *	7,690	191,481
Information Services Group *	108,442	271,105
Luna Innovations *	40,100	305,963
Methode Electronics	4,829	144,967
Mitek Systems *	18,755	174,984
Napco Security Technologies *	5,440	109,018
NVE	1,671	94,863
Onto Innovation *	20,438	663,417
PAR Technology *	49,896	943,533
Perficient *	26,880	936,230
Ping Identity Holding *	27,450	684,054
PRGX Global *	82,842	332,197
RF Industries	39,238	218,556
Ultra Clean Holdings *	40,963	753,310
Upland Software *	24,300	768,609
Verra Mobility, Cl A *	74,590	668,326
Vishay Precision Group *	12,394	286,549
Zix *	40,701	223,042

		11,111,727

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 2.7%
Hawkins	5,047	$188,909
Koppers Holdings *	43,897	691,817
UFP Technologies *	6,671	286,853

		1,167,579

TOTAL COMMON STOCK (Cost $41,070,657)		41,931,958

SHORT-TERM INVESTMENT — 1.1%

SEI Daily Income Trust Government Fund, Cl F, 0.19% (A) (Cost $495,199)	495,199	495,199

TOTAL INVESTMENTS — 99.7% (Cost $41,565,856)		$42,427,157

Percentages are based on Net Assets of $42,541,487.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	Rate shown is the 7-day effective yield as of April 30, 2020.

Cl — Class

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2020, there have been no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $41,565,856)	$42,427,157
Receivable for Investment Securities Sold	263,170
Receivable for Capital Shares Sold	19,695
Dividend Receivable	10,907
Prepaid Expenses	27,464

Total Assets	42,748,393

Liabilities:
Payable for Investment Securities Purchased	129,830
Payable due to Administrator	11,507
Audit Fee Payable	11,355
Payable due to Investment Adviser	5,595
Payable due to Trustees	3,815
Payable for Capital Shares Redeemed	3,364
Chief Compliance Officer Fees Payable	1,878
Payable due to Shareholder Servicing Agent (Investor Class Shares)	597
Distribution Fees Payable (Investor Class Shares)	406
Other Accrued Expenses and Other Payables	38,559

Total Liabilities	206,906

Net Assets	$42,541,487

NET ASSETS CONSIST OF:

Paid-in-Capital	$49,257,404
Total Distributable Loss	(6,715,917)

Net Assets	$42,541,487

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($42,109,346 ÷ 3,313,336 shares)	$12.71

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($432,141 ÷ 35,348 shares)	$12.23

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND FOR THE SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$231,861

Total Investment Income	231,861

Expenses:
Investment Advisory Fees	398,481
Administration Fees	69,808
Trustees’ Fees	9,483
Chief Compliance Officer Fees	3,312
Distribution Fees (Investor Class Shares)	658
Shareholder Serving Fees (Investor Class Shares)	526
Transfer Agent Fees	49,101
Legal Fees	15,415
Printing Fees	14,919
Registration and Filing Fees	14,633
Audit Fees	11,611
Custodian Fees	2,981
Other Expenses	8,505

Total Expenses	599,433

Less:
Waiver of Investment Advisory Fees	(199,434)
Fees Paid Indirectly — Note 4	(328)

Net Expenses	399,671

Net Investment Loss	(167,810)

Net Realized Loss on Investments	(6,592,295)
Net Change in Unrealized Depreciation on Investments	(6,481,986)

Net Realized and Unrealized Loss on Investments	(13,074,281)

Net Decrease in Net Assets Resulting from Operations	$(13,242,091)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Loss	$(167,810)	$(391,005)
Net Realized Gain (Loss) on Investments	(6,592,295)	375,114
Net Change in Unrealized Depreciation on Investments	(6,481,986)	(2,768,692)

Net Decrease in Net Assets Resulting From Operations	(13,242,091)	(2,784,583)

Distributions:
Institutional Class Shares	(416,900)	(2,674,969)
Investor Class Shares	(3,686)	(29,519)

Total Distributions	(420,586)	(2,704,488)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	4,017,556	8,406,661
Reinvestment of Distributions	360,154	2,192,572
Redemption Fees	798	—
Redeemed	(22,105,557)	(20,937,073)

Net Institutional Class Share Transactions	(17,727,049)	(10,337,840)

Investor Class Shares
Issued	68,172	98,490
Reinvestment of Distributions	3,631	29,172
Redeemed	(170,286)	(470,825)

Net Investor Class Share Transactions	(98,483)	(343,163)

Net Decrease in Net Assets From Capital Share Transactions	(17,825,532)	(10,681,003)

Total Decrease in Net Assets	(31,488,209)	(16,170,074)

Net Assets:
Beginning of Period	74,029,696	90,199,770

End of Period	$42,541,487	$74,029,696

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net Asset Value, Beginning of Period/Year	$15.56	$16.58	$18.59	$13.75	$12.52	$14.60

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.04)	(0.08)	(0.10)	(0.08)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss)	(2.72)	(0.44)	0.24	4.92	1.29	(1.14)

Total from Investment Operations	(2.76)	(0.52)	0.14	4.84	1.23	(1.21)

Redemption Fees	0.00(1)	0.00	0.00	0.00	0.00	0.00

Dividends and Distributions:
Capital Gains	(0.09)	(0.50)	(2.15)	—	—	(0.87)

Total Dividends and Distributions	(0.09)	(0.50)	(2.15)	—	—	(0.87)

Net Asset Value, End of Period/Year	$12.71	$15.56	$16.58	$18.59	$13.75	$12.52

Total Return†	(17.87)%	(2.86)%	0.73%	35.20%	9.82%	(8.80)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$42,109	$73,403	$89,159	$81,076	$57,320	$56,613
Ratio of Expenses to Average Net Assets	1.25%††	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.88%††	1.75%	1.70%	1.78%	2.00%	1.81%
Ratio of Net Investment Loss to Average Net Assets	(0.52)%††	(0.48)%	(0.55)%	(0.48)%	(0.50)%	(0.52)%
Portfolio Turnover Rate	37%‡	31%	35%	58%	65%	120%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
(1)	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

FINANCIAL HIGHLIGHTS

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year or Period

	Investor Class Shares
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net Asset Value, Beginning of Period/Year	$15.00	$16.08	$18.14	$13.49	$12.35	$14.47

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.07)	(0.14)	(0.15)	(0.16)	(0.12)	(0.13)
Net Realized and Unrealized Gain (Loss)	(2.61)	(0.44)	0.24	4.81	1.25	(1.12)

Total from Investment Operations	(2.68)	(0.58)	0.09	4.65	1.13	(1.25)

Redemption Fees	0.00	0.00	0.00	0.00	0.01	0.00(1)

Dividends and Distributions:
Capital Gains	(0.09)	(0.50)	(2.15)	—	—	(0.87)

Total Dividends and Distributions	(0.09)	(0.50)	(2.15)	—	—	(0.87)

Net Asset Value, End of Period/Year	$12.23	$15.00	$16.08	$18.14	$13.49	$12.35

Total Return†	(18.00)%	(3.34)%	0.45%	34.47%	9.23%	(9.18)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$432	$627	$1,041	$679	$662	$780
Ratio of Expenses to Average Net Assets	1.70%††	1.70%	1.55%	1.75%	1.75%	1.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.38%††	2.20%	2.00%	2.29%	2.51%	2.29%
Ratio of Net Investment Loss to Average Net Assets	(0.98)%††	(0.92)%	(0.86)%	(0.97)%	(0.99)%	(0.93)%
Portfolio Turnover Rate	37%‡	31%	35%	58%	65%	120%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
(1)	Amount represents less than $0.005 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.

††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND

FINANCIAL HIGHLIGHTS

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the THB Asset Management Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the six months ended April 30, 2020 and the year ended October 31, 2019, the Fund retained redemption fees of $798 and $0, respectively for the Institutional Class Shares.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $69,808 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2020, the Fund’s Investor Class Shares incurred $526 of shareholder servicing fees, an effective rate of 0.20%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six months ended April 30, 2020, the Fund’s Investor Class Shares incurred $658 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2020, the Fund earned cash management credits of $328, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, shareholder servicing fees, distribution fees, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, until March 29, 2021. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% for the Institutional Class Shares and Investor Class Shares, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2021. As of April 30, 2020, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $380,285 expiring in 2021, $397,553 expiring in 2022 and $ 398,090 expiring in 2023. During the six months ended April 30, 2020, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Share Transactions:
Institutional Class Shares
Issued	286,195	534,552
Reinvested	21,907	152,262
Redeemed	(1,712,134)	(1,347,375)

Net Institutional Class Share Transactions	(1,404,032)	(660,561)

Investor Class Shares
Issued	5,727	6,433
Reinvested	229	2,093
Redeemed	(12,378)	(31,496)

Net Investor Class Share Transactions	(6,422)	(22,970)

7. Investment Transactions:

For the six months ended April 30, 2020, the Fund made purchases of $23,085,083 and sales of $41,981,534 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2019 and October 31, 2018 were follows:

	Ordinary Income	Long-Term Capital Gain	Total
2019	$475,113	$2,229,375	$2,704,488
2018	3,130,836	6,335,774	9,466,610

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	$210,673
Late-Year Loss Deferral	(350,635)
Unrealized Appreciation	7,086,722

Total Distributable Earnings	$6,946,760

Deferred Late-Year Losses represent Ordinary Losses realized on Investment transactions from January 1, 2019 through fiscal year end. The Fund elects to defer the Late-Year Loss and treat it as having arisen in the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation difference is attributable primarily to wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$41,565,856	$6,681,550	$(5,820,249)	$861,301

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

9. Concentration/Risks:

The Fund’s investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. This price volatility is the principal risk of investing in the Fund.

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

Value Stock Risk – Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Growth Stock Risk – Growth investing focuses on companies that, in the Adviser’s opinion, have the potential for growth in revenues and earnings. If the Adviser’s assessment of a company’s aptitude for growth is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio.

Sector Focus Risk – Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Management Risk – The Adviser’s investment strategy may fail to produce the intended result.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

Market Risk – The Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Other:

At April 30, 2020, 80% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 66% of the Investor Class Shares total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

13. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

•   Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•   Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

DISCLOSURE OF FUND EXPENSES

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$821.30	1.25%	$5.66
Investor Class Shares	1,000.00	820.00	1.70	7.69

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.65	1.25%	$6.27
Investor Class Shares	1,000.00	1,016.41	1.70	8.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 19, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described

THE ADVISORS’ INNER CIRCLE FUND	THB ASSET MANAGEMENT MICROCAP FUND APRIL 30, 2020 (Unaudited)

above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

THB Asset Management Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0900

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020